Commitments and Contingencies (Tables) - VELODYNE LIDAR, INC AND SUBSIDIARIES	6 Months Ended
Jun. 30, 2020
Schedule of future minimum leases under operating leases

As of December 31, 2019, future minimum lease payments under all noncancelable capital and operating leases with an initial lease term in excess of one year were as follows (in thousands):

Years Ending December 31,	Capital Leases	Operating Leases
2020	$310	$4,246
2021	233	4,026
2022	14	3,296
2023	—	3,358
2024	—	3,459
Thereafter	—	11,012
Net minimum lease payments	557	$29,397
Less amount representing interest	(33)
Present value of net minimum lease payments	524
Less current portion	(285)
Long-term obligations as of December 31, 2019	$239

Schedule of future minimum leases under capital leases

As of June 30, 2020, future minimum lease payments under all noncancelable capital and operating leases with an initial lease term in excess of one year were as follows (in thousands, unaudited):

Years Ending December 31,	Capital Leases	Operating Leases
	(unaudited)
2020 (remaining six months)	$155	$2,120
2021	233	4,024
2022	14	3,296
2023	—	3,358
2024	—	3,459
Thereafter	—	11,012
Net minimum lease payments	402	$27,269
Less amount representing interest	(18)
Present value of net minimum lease payments	384
Less current portion	(275)
Long-term obligations as of June 30, 2020	$109